Unpaid Loss and Loss Adjustment Expense - Reconciliation (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Claims Development [Line Items]
Current accident year incurred loss and LAE	$ 47.3	$ 44.1	$ 54.8	$ 47.3
Development table, current year, incurred			114.6
Rollforward table, current year, paid	32.3	36.4	44.6	37.7
Development table, current year, paid			104.6
Favorable (unfavorable) development on net loss and LAE reserves	(0.3)	1.3	(0.1)	(1.5)
Rollforward table, prior year, paid	$ 6.3	$ 11.0	11.0	0.2
Accident Year 2020
Claims Development [Line Items]
Current accident year incurred loss and LAE			54.8
Development table, current year, incurred			53.5
Variance, current year, incurred			1.3
Unallocated loss adjustment expense, incurred			1.3
Rollforward table, current year, paid			44.6
Development table, current year, paid			43.4
Variance, current year, paid			1.2
Unallocated loss adjustment expense, paid			1.2
Accident Year 2019
Claims Development [Line Items]
Development table, current year, incurred			46.0	46.0
Development table, current year, paid			46.1	$ 36.4
Favorable (unfavorable) development on net loss and LAE reserves			(0.1)
Development table, prior year, incurred			0.0
Variance, prior year, incurred			(0.1)
Rollforward table, prior year, paid			11.0
Development table, prior year, paid			9.7
Variance, prior year, paid			$ 0.1